OTHER INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2021
OTHER INCOME, NET
Schedule of Other Nonoperating Income (Expense)

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Guarantee income	18,574,433	14,687,691	6,364,065
Donations	(701,000)	(12,395,500)	(4,453,015)
Total	17,873,433	2,292,191	1,911,050